Related Party Transactions - Additional Information (Detail)		1 Months Ended						12 Months Ended
	Oct. 08, 2014 $ / shares shares	Oct. 31, 2014	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Apr. 30, 2014 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares
Related Party Transaction [Line Items]
Warrants Exercisable								13,219,597	5,447,940
Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued									771
IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued	60,279
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, amount converted | $			$ 400,000
Conversion of preferred stock to common stock, conversion ratio		200	12,000
Sale Leaseback Obligations
Related Party Transaction [Line Items]
Letter of credit | $								$ 3,000,000
Sale Leaseback Obligations | Letter of Credit
Related Party Transaction [Line Items]
Line of credit, amount drawn | $								$ 0
Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable								1,532,598	2,041,239
Exercise Price of Warrants or Rights | $ / shares								$ 0.03	$ 4.92	$ 0.03	$ 2.20	$ 4.92
Share price | $ / shares										1.85
Class A Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares	$ 7.00
Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable								1,310,956	1,645,845
Exercise Price of Warrants or Rights | $ / shares								$ 0.03	$ 0.2	0.03
Share price | $ / shares										$ 1.85
Subordination Warrants | Common Stock
Related Party Transaction [Line Items]
Warrants Exercisable								105,516
Convertible Promissory Notes
Related Party Transaction [Line Items]
Maturity date of notes							Feb. 26, 2015
Notes qualified for equity financing | $							$ 5,000,000
Convertible Promissory Notes | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued							690
Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt							8,270,027
Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable							41,350
Exercise Price of Warrants or Rights | $ / shares							$ 4.92
Convertible Promissory Notes | Class A Warrant | Common Stock
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares							$ 0.03
Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable							41,350
Exercise Price of Warrants or Rights | $ / shares							$ 0.20
Convertible Promissory Notes | Class B Warrant | Common Stock
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares							$ 0.03
Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted | $							$ 6,751
Second Financial Advisory Agency Agreement
Related Party Transaction [Line Items]
Financial advisory fees | $				$ 15,000	$ 15,000
Fee paid upon the filling of S-1 with SEC | $								$ 50,000
Fee payment upon closure of initial public offering | $								$ 100,000
Second Financial Advisory Agency Agreement | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio					200
Second Financial Advisory Agency Agreement | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued					600
Second Financial Advisory Agency Agreement | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of preferred units issued as consideration					7,200,000
Second Financial Advisory Agency Agreement | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted					7,200,000
Second Financial Advisory Agency Agreement | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable					36,000
Exercise Price of Warrants or Rights | $ / shares					$ 4.92
Second Financial Advisory Agency Agreement | Class A Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares					$ 0.03
Exchange ratio of options exercised to common stock					60
Second Financial Advisory Agency Agreement | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable					36,000
Exercise Price of Warrants or Rights | $ / shares					$ 0.20
Second Financial Advisory Agency Agreement | Class B Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares					$ 0.03
Exchange ratio of options exercised to common stock					60
Notes Payable To Related Party
Related Party Transaction [Line Items]
Interest rate on notes			20.00%
Maturity date of notes			Jul. 18, 2015
Convertible notes payable, principal | $			$ 500,000
Note maturity date description								The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015
Note extension fee amount | $			10,000
Prepaid interest | $			$ 25,000
Number of preferred units issued as consideration			4,000,000						4,000,000
Value of preferred units issued as consideration | $			$ 100,000						$ 100,000
Preferred units issued as consideration, series D preferred shares			4,000,000
Notes payable - related party, discount | $								$ 58,333
Notes Payable To Related Party | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued								20,000
Notes Payable To Related Party | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted								4,000,000
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable			20,000
Preferred units issued as consideration, warrants									20,000
Exercise Price of Warrants or Rights | $ / shares								$ 0.03	$ 4.92
Exchange ratio of options exercised to common stock								60
Notes Payable To Related Party | Class A Warrant | Common Stock
Related Party Transaction [Line Items]
Share price | $ / shares			$ 4.92
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable			20,000
Preferred units issued as consideration, warrants									20,000
Exercise Price of Warrants or Rights | $ / shares								$ 0.03	$ 0.20
Exchange ratio of options exercised to common stock								60
Notes Payable To Related Party | Class B Warrant | Common Stock
Related Party Transaction [Line Items]
Share price | $ / shares			$ 0.20
Ryan Ashton, Chief Executive Officer | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes							8.00%
Warrants Exercisable							25,000
Preferred units issued as consideration, warrants							200,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes						8.00%
Warrants Exercisable						12,500
Preferred units issued as consideration, warrants						100,000
Maturity date of notes						Mar. 10, 2015
Notes qualified for equity financing | $						$ 5,000,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued						344
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt						4,124,493
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable						20,622
Exercise Price of Warrants or Rights | $ / shares						$ 4.92
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class A Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares						$ 0.03
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable						20,622
Exercise Price of Warrants or Rights | $ / shares						$ 0.20
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class B Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares						$ 0.03
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted | $						$ 3,112